Note 15 - Personnel Expenses - Components of Personnel Expenses (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Feb. 28, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Salaries and other short-term employee benefits	$ 214	$ 4,144	$ 3,281	$ 2,277	$ 2,491
Share-based compensation costs	86	1,041	929	588	674
Total personnel expenses	$ 300	$ 5,185	$ 4,210	$ 2,865	$ 3,165